CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 6,092,063	$ 5,766,318	$ 5,921,219
Securities available-for-sale:
Unrealized holding (losses) gains on securities arising during period	(10,402,682)	5,516,942	7,425,665
Reclassification adjustment for gains realized in income	(484,246)	(796,281)	(425,730)
Net unrealized (losses) gains	(10,886,928)	4,720,661	6,999,935
Income tax effect	4,354,771	(1,888,264)	(2,799,974)
Net change in securities available-for-sale	(6,532,157)	2,832,397	4,199,961
Other-than-temporary impaired securities:
Unrealized holding (losses) on securities arising during period	0	0	(43,702)
Reclassification adjustment for losses realized in income	0	0	367,424
Net unrealized gains	0	0	323,722
Tax effect	0	0	(129,489)
Net-of-tax amount	0	0	194,233
Defined benefit pension plans:
Net gain (loss) arising during the period	477,597	114,262	(701,493)
Reclassification adjustment for amortization of prior service cost and net gain included in net periodic pension cost	320,629	219,797	171,171
Change in unrealized loss on pension benefits	798,226	334,059	(530,322)
Income tax effect	(319,290)	(133,624)	212,129
Net change in pension benefits	478,936	200,435	(318,193)
Other comprehensive (loss) income, net of tax	(6,053,221)	3,032,832	4,076,001
Comprehensive (loss) income:	38,842	8,799,150	9,997,220
Comprehensive income attributable to the noncontrolling interest	5,875	5,900	191,938
Comprehensive (loss) income attributable to Oneida Financial Corp.	$ 32,967	$ 8,793,250	$ 9,805,282